November 21, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Horizon Funds (the “Trust”)
File No. 33-56443

Commissioners:

Enclosed is the 70th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to add Pzena Investment Management, LLC (Pzena) and Wellington Management Company LLP (Wellington Management) as new advisors for Vanguard Global Equity Fund, a series of the Trust.

Pursuant to the requirements of Rule 485(a)(1), we request that this amendment becomes effective on January 31, 2023.

Please contact my colleague Marc Foster at marc_foster@vanguard.com, with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/Kerry K. Bender

Kerry K. Bender
Assistant General Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission